Organization, Operations and Basis of Presentation	12 Months Ended
Mar. 31, 2017
Organization, Operations and Basis of Presentation [Abstract]
Organization, Operations and Basis of Presentation

Note 1 – Organization, Operations and Basis of Presentation

Business and Operations

Loton, Corp (“we,”“our” or the “Company”) was incorporated under the laws of the State of Nevada on December 28, 2009. LiveXLive, Corp. (“LiveXLive”), its wholly owned subsidiary, was incorporated under the laws of the State of Delaware on February 24, 2015. The Company is one of the world's only premium internet networks devoted to live music and music-related video content. Since LiveXLive's launch in 2015, it has been building an online destination for music fans to enjoy premium live performances from music venues and leading music festivals around the world, such as Rock in Rio, Hangout Music Festival and Outside Lands Music and Arts Festival, as well as premium original content, artist exclusives and industry interviews. The LiveXLive platform has featured performances and content from some of the most popular artists in various music genres, including Rihanna, Katy Perry, Radiohead, Metallica, Duran Duran, Chance The Rapper, Bruce Springsteen, Major Lazer and Maroon 5.

Forward Stock Split

In September 2016, the Company’s Board of Directors declared a 2-for-1 forward stock split of the Company’s common stock in the form of a dividend. All shares and per-share amounts have been restated as of the earliest period presented to reflect the stock split.

Going Concern

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in its consolidated financial statements, the Company had a stockholders’ deficit of $3,405,692 at March 31, 2017, incurred a net loss of $14,249,719, and utilized net cash of $3,123,169 in operating activities for the fiscal year then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued. The Company’s consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management estimates that the current funds on hand will be sufficient to continue operations through September 2017. The Company’s ability to continue as a going concern is dependent on its ability to execute its strategy and on its ability to raise additional funds and/or to consummate a public offering. Management is currently seeking additional funds, primarily through the issuance of equity and/or debt securities for cash to operate the Company’s business, including a public offering. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to it. Even if we are able to obtain additional financing, it may contain undue restrictions on its operations, in the case of debt financing or cause substantial dilution for its stockholders, in case of equity and/or convertible debt financing. Furthermore, no assurance can be given that a public offering will be consummated.